Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	SCT Pay for CEO 1 2	CAP to CEO [3]	Average SCT Pay for Other NEOs 1 2	Average CAP to Other NEOs [3]	TSR [4]	Peer Group TSR [4]	GAAP Net (Loss) Income [5]	Core FFO [5,6]
2024	$3,980,371	$3,266,968	$1,166,858	$1,040,383	$65.06	$123.47	$(13,103)	$81,834
2023	3,707,826	1,843,987	772,772	618,070	59.34	113.54	(52,977)	85,247
2022	5,279,117	5,146,914	1,112,663	993,047	69.07	99.82	(30,868)	77,340
2021	4,416,256	5,414,920	1,692,940	1,847,011	97.07	132.23	16,384	89,878
2020	4,598,897	3,360,654	1,799,956	1,566,743	78.12	92.43	(15,680)	119,953

Named Executive Officers, Footnote	For each year shown, the CEO was Paul T. McDermott. For 2024, the other NEOs were Steven M. Freishtat, Tiffany M. Butcher, W. Drew Hammond and Susan L. Gerock. For 2023, the other NEOs were Steven M. Freishtat, Stephen E. Riffee, Tiffany M. Butcher, W. Drew Hammond and Susan L. Gerock. For 2022, the other NEOs were Stephen E. Riffee, Taryn D. Fielder and Susan L. Gerock. For 2021 and 2020, the other NEOs were Stephen E. Riffee and Taryn D. Fielder.
Peer Group Issuers, Footnote	Reflects the cumulative TSR of the Company and MSCI US REIT Index for the year ended December 31, 2020, the two years ended December 31, 2021, the three years ended December 31, 2022, the four years ended December 31, 2023 and the five years ended December 31, 2024, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.
PEO Total Compensation Amount	$ 3,980,371	$ 3,707,826	$ 5,279,117	$ 4,416,256	$ 4,598,897
PEO Actually Paid Compensation Amount	$ 3,266,968	1,843,987	5,146,914	5,414,920	3,360,654
Adjustment To PEO Compensation, Footnote	Compensation actually paid (“CAP”) is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock Awards” column of the SCT for each year from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year; and (vi) adding the value of any dividends (or dividend equivalents) paid in the reporting year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reporting year. The following tables reconcile the total compensation amounts from the Summary Compensation Table to the compensation actually paid to our CEO and to our other NEOs for the years ended December 31, 2024, 2023, 2022, 2021 and 2020.The following tables reconcile the total compensation amounts from the Summary Compensation Table to the compensation actually paid to our CEO and to our other NEOs for the years ended December 31, 2024, 2023, 2022, 2021 and 2020.

Non-PEO NEO Average Total Compensation Amount	$ 1,166,858	772,772	1,112,663	1,692,940	1,799,956
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,040,383	618,070	993,047	1,847,011	1,566,743
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid (“CAP”) is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock Awards” column of the SCT for each year from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year; and (vi) adding the value of any dividends (or dividend equivalents) paid in the reporting year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reporting year. The following tables reconcile the total compensation amounts from the Summary Compensation Table to the compensation actually paid to our CEO and to our other NEOs for the years ended December 31, 2024, 2023, 2022, 2021 and 2020.The following tables reconcile the total compensation amounts from the Summary Compensation Table to the compensation actually paid to our CEO and to our other NEOs for the years ended December 31, 2024, 2023, 2022, 2021 and 2020.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Measure	Nature	Explanation
Core FFO	Financial Measure	A non-GAAP measure that consists of net income adjusted for certain items which we believe are not indicative of the performance of our operating portfolio and affect the comparative measurement of our operating performance over time.
Multifamily NOI Growth	Financial Measure
NOI is a non-GAAP measure that consists of real estate rental revenue less direct operating expenses and is our primary performance measure for assessing our results at the community level. The growth is a percentage increase in NOI compared to the prior period.

Net debt to Adjusted EBITDA	Financial Measure	A non-GAAP measure that divides annualized Adjusted EBITDA by outstanding debt net of cash and cash equivalents and provides an indication of our ability to service our existing debt and take on additional debt.
Relative Total Shareholder Return	Financial Measure	Elme’s total shareholder return (“TSR”) performance is measured over the applicable performance period against a peer group of companies selected and approved by our Compensation Committee.

Total Shareholder Return Amount	$ 65.06	59.34	69.07	97.07	78.12
Peer Group Total Shareholder Return Amount	123.47	113.54	99.82	132.23	92.43
Net Income (Loss)	$ (13,103,000)	$ (52,977,000)	$ (30,868,000)	$ 16,384,000	$ (15,680,000)
Company Selected Measure Amount	81,834,000	85,247,000	77,340,000	89,878,000	119,953,000
PEO Name	Paul T. McDermott
Additional 402(v) Disclosure
The following table sets forth information concerning the compensation actually paid (“CAP”) to our CEO and to our other NEOs compared to Company performance for the years ended December 31, 2024, 2023, 2022, 2021 and 2020.
The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee views the link between the Company’s performance and its NEOs’ pay. For a discussion of how the Company views its executive compensation structure, including alignment with Company performance, see Compensation Discussion and Analysis beginning on page 42. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
The values reflected in this column reflect the “Total” compensation set forth in the Summary Compensation Table (“SCT”) on page 63. See the footnotes to the SCT for further detail regarding the amounts in this column.Amounts in thousands.
The following graphs illustrate the relationship, during the period beginning January 1, 2020 and ending December 31, 2024, of the compensation actually paid to our CEO and the average compensation actually paid to our other NEOs (each as set forth in the table above), to (i) our cumulative TSR and the cumulative TSR of the constituent companies in the MSCI US REIT Index, (ii) our GAAP net (loss) income, and (iii) our Core FFO (in each case as set forth in the table above).
Financial Performance Measures. The most important financial performance measures used by the Company in setting pay-for-performance compensation for the most recently completed fiscal year are described in the table below. For a further description of the manner in which these measures, together with certain non-financial performance measures, determine the amounts of incentive compensation paid to our NEOs, see Short-Term Incentive Plan (STIP) beginning on page 47 and Long-Term Incentive Plan (LTIP) beginning on page 52.

Measure:: 1
Pay vs Performance Disclosure
Name	Core FFO
Non-GAAP Measure Description	Company-selected measure is Core FFO as described below.
Measure:: 2
Pay vs Performance Disclosure
Name	Multifamily NOI Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Net debt to Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Adjustment, Equity Award Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,081,671)	$ (1,979,304)	$ (3,423,365)	$ (2,092,080)	$ (2,846,612)
PEO | Adjustment, New Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,479,083	1,136,723	3,664,689	1,236,946	2,057,280
PEO | Adjustment, Prior Year Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(282,353)	(1,044,723)	115,738	1,289,239	(1,191,139)
PEO | Adjustment, New Vested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	307,355	225,261	197,283	332,792	518,248
PEO | Adjustment, Prior Year Vested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,040	(324,828)	(777,214)	42,758	(25,367)
PEO | Adjustment, Forfeited Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(309,374)	0	0	0	0
PEO | Adjustment, Unvested Awards And Accrued Dividends [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	134,517	123,032	90,666	189,009	249,347
Non-PEO NEO | Adjustment, Equity Award Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(479,031)	(331,274)	(493,305)	(678,242)	(1,040,473)
Non-PEO NEO | Adjustment, New Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	342,698	249,610	437,551	415,042	738,343
Non-PEO NEO | Adjustment, Prior Year Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(75,368)	(51,623)	10,240	245,475	(155,252)
Non-PEO NEO | Adjustment, New Vested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	74,894	59,784	127,273	112,857	196,966
Non-PEO NEO | Adjustment, Prior Year Vested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,588	(6,568)	(145,485)	24,040	(23,038)
Non-PEO NEO | Adjustment, Forfeited Prior Year Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,931)	(79,902)	(65,810)	0	0
Non-PEO NEO | Adjustment, Unvested Awards And Accrued Dividends [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 14,675	$ 5,271	$ 9,920	$ 34,899	$ 50,241